Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 11, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018
Debt Instrument [Line Items]
Less: Current portion of long-term debt		$ (182,226)	$ (281,984)	$ (281,436)
Total long-term debt		5,729,622	5,956,138	6,237,896
Senior Secured Debt
Debt Instrument [Line Items]
Loan issuance costs		(3,929)	(1,691)	(2,284)
Original issue discount		(30,023)	(33,187)	(45,384)
Total carrying value of senior secured deb		5,911,848	6,238,122	6,519,332
Less: Current portion of long-term debt		(182,226)	(281,984)	(281,436)
Total long-term debt		5,729,622	5,956,138	6,237,896
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
Debt Instrument [Line Items]
New line of credit facility	$ 3,200,000	$ 3,120,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)	1.50%	1.50%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Debt Instrument [Line Items]
New line of credit facility	$ 2,840,000	$ 2,825,800
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)	1.75%	1.75%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6
Debt Instrument [Line Items]
New line of credit facility			$ 4,123,000	$ 4,267,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)		2.00%	2.00%	2.00%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4
Debt Instrument [Line Items]
New line of credit facility			$ 2,150,000	$ 2,300,000	$ 2,400,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)		1.50%	1.50%	1.50%